Shareholder Fees {- Fidelity® Capital Appreciation Fund}	Dec. 30, 2022 USD ($)
10.31 Fidelity Capital Appreciation Fund Retail PRO-09 | Fidelity® Capital Appreciation Fund
Shareholder Fees:
(fees paid directly from your investment)	none